Interest Expense and Finance Cost, Net - Schedule of Interest Expense and Finance Cost, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest and Debt Expense [Abstract]
Interest expense incurred on credit facilities and financial liabilities	$ 113,076	$ 110,830	$ 110,818
Interest expense incurred on finance lease liabilities	21,611	28,602	30,313
Interest expense incurred on senior unsecured bonds	3,346	0	0
Interest expense capitalized related to deposits for vessel acquisitions	(18,028)	(23,209)	(19,457)
Amortization and write-off of deferred finance costs	10,705	7,841	7,188
Discount effect of long-term assets and other finance costs	4,072	465	4,780
Total interest expense and finance cost, net	$ 134,782	$ 124,529	$ 133,642